UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                FORM N-PX

            ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                      MANAGEMENT INVESTMENT COMPANY


Investment Company Act File Number 811-21637

Name of Fund:  Diversified Income Strategies Portfolio, Inc.

Fund Address:  P.O. Box 9011, Princeton, NJ  08543-9011

Name and address of agent for service:
       Robert C. Doll, Jr., Chief Executive Officer, Diversified Income Strategies Portfolio, Inc., P.O. Box 9011, Princeton, NJ 08543-9011.

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 9/30/2005

Date of reporting period: 07/01/04 - 06/30/05

Item 1 - Proxy Voting Record - The Fund held no voting securities during the period covered by this report.
                               No records are attached.


Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Diversified Income Strategies Portfolio, Inc.


By:     /s/ Robert C. Doll, Jr.
       ------------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Diversified Income Strategies Portfolio, Inc

Date:  August 26, 2005